Description of Plan - Schedule of Matching Contributions Fully Vested (Details) - EBP 006	12 Months Ended
Dec. 31, 2025
Less than 1 year
EBP, Description of Plan [Line Items]
Vested Percentage	0.00%
1 year but less than 2 years
EBP, Description of Plan [Line Items]
Vested Percentage	20.00%
2 years but less than 3 years
EBP, Description of Plan [Line Items]
Vested Percentage	40.00%
3 years but less than 4 years
EBP, Description of Plan [Line Items]
Vested Percentage	60.00%
4 years but less than 5 years
EBP, Description of Plan [Line Items]
Vested Percentage	80.00%
5 years or more
EBP, Description of Plan [Line Items]
Vested Percentage	100.00%